Finance debt (Details 5) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Principal	$ 26,646	$ 29,181
Interest	21,453	22,541
Total	48,099	$ 51,722
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Principal	1,702
Interest	901
Total	2,603
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Principal	3,100
Interest	1,601
Total	4,701
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Principal	2,536
Interest	1,470
Total	4,006
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Principal	2,324
Interest	1,224
Total	3,548
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	1,920
Interest	1,021
Total	2,941
Later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	15,064
Interest	15,236
Total	$ 30,300